INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision
The Company’s income tax provision is as follows:

	Year ended December 31,
	2018	2017	2016
Current tax expense:
Local	$2,164	$3,622	$--
Foreign (*)	9,273	6,070	5,948
Deferred tax expense (benefit):
Local (see F below)	9,316	(82,370)	--
Foreign(*) (see E below)	(14,815)	(27,210)	(4,516)
Income tax expense (benefit)	$5,938	$(99,888)	$1,432

Schedule of Profit (Loss) Before Taxes
	Year ended December 31,
	2018	2017	2016
Profit before taxes:
Domestic	$142,831	$198,008	$168,668
Foreign (*)	(3,514)	3,760	41,930
Total profit before taxes	$139,317	$201,768	$210,598

(*) Foreign are amounts related to Tower’s Japanese and US subsidiaries.

Schedule of Deferred Tax Asset/Liability
The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2018	2017
Deferred tax asset and liability - long-term: (**)
Deferred tax assets:
Net operating loss carryforward	$87,325	$96,443
Employees benefits and compensation	4,914	4,891
Accruals and reserves	4,738	3,546
Research and development	12,292	10,528
Others	3,615	2,935
	112,884	118,343
Valuation allowance, see F below	(5,834)	(5,807)
Deferred tax assets	$107,050	$112,536
Deferred tax liabilities:
Depreciation and amortization	(82,001)	(77,092)
Gain on TPSCo acquisition	(1,240)	(15,957)
Others	(750)	(559)
Deferred tax liabilities	$(83,991)	$(93,608)

Presented in long term deferred tax assets	$73,460	$82,852
Presented in long term deferred tax liabilities	$(50,401)	$(63,924)

(*) Deferred tax assets and liabilities relating to Tower for the years 2018 and 2017 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

(**) In 2017, the Company adopted ASU 2015-17 regarding classification of deferred taxes, prospectively, following which, effective 2017, deferred taxes are not presented as current assets.

(***) 2017 amounts are presented to conform to 2018 presentations.

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

Unrecognized tax benefits
Balance at January 1, 2016	$13,538
Additions for tax positions of current year	157
Expiration of prior years’ provision due to TJP closure	(6,472)
Additions for tax positions of prior years	779
Translation differences	967
Balance at December 31, 2016	$8,969

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2018	2017	2016
Tax expense computed at statutory rates, see (*) below	$32,044	$48,433	$52,650
Effect of tax rate change on deferred tax liabilities, net(**)	(478)	(16,078)	--
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(23,150)	(33,298)	(4,772)
Gain on acquisition	--	--	(10,450)
Tax benefits for which deferred taxes were not recorded, see F below	--	(15,103)	(23,489)
Change in Valuation allowance, see F below	(962)	(82,772)	(6,212)
Permanent differences and other, net	(1,516)	(1,070)	(6,295)
Income tax expense (benefit)	$5,938	$(99,888)	$1,432

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 23% for 2018, 24% for 2017 and 25% for 2016.
(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.